Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital And Financial Risk Management [Abstract]
Disclosure of credit risk	Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short term investments, and trade and other receivables. The Group held the following balances (not including the income tax receivable resulting from overpayment of income taxes, see Note 25):

	2022 $000s	2021 $000s
As of December 31
Cash and cash equivalents	149,866	465,708
Short-term investments	200,229	—
Trade and other receivables	11,867	3,174
Total	361,961	468,882

Information about credit quality of neither past due nor impaired financial assets
The aging of trade and other receivables that were not impaired at December 31 is as follows:

As of December 31	2022 $000s	2021 $000s
Not impaired	11,867	3,174
Total	11,867	3,174
With regard to the Note from associate, such note is presented at fair value which incorporates, among other factors, the credit risk of the counterparty. See Note 16 for details.

Disclosure of liquidity risk
The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2022 and 2021, based on contractual undiscounted payments:

As of December 31	2022
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s (*)
Long-term loan (non-current + current)	15,400	1,838	5,281	11,413	18,531
Subsidiary notes payable	2,345	2,345	—	—	2,345
Trade and other payables	54,840	54,840	—	—	54,840
Warrants[2]	47	47	—	—	47
Subsidiary preferred shares (Note 15)[1]	27,339	27,339	—	—	27,339
Total	99,971	86,409	5,281	11,413	103,103

As of December 31	2021
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s (*)
Long-term loan	15,118	296	2,182	16,274	18,752
Subsidiary notes payable	4,641	4,641	—	—	4,641
Trade and other payables	35,817	35,817	—	—	35,817
Warrants[2]	6,787	6,787	—	—	6,787
Subsidiary preferred shares (Note 15)[1]	174,017	174,017	—	—	174,017
Total	236,381	221,559	2,182	16,274	240,015
1    Redeemable only upon a liquidation or Deemed liquidation event, as defined in the applicable shareholder documents.
2    Warrants issued by subsidiaries to third parties to purchase preferred shares.
*    Does not include payments in respect of lease obligations. For the contractual future payments related to lease obligations, see Note 21.